Investments (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investments

Accounting policy:

Investments classified in this group are: i) in associated companies, that are entities over which the Company has significant influence, which is the power to participate in decisions on the investee’s financial and operational policies, but without individual or joint control of these policies; and ii) in joint ventures, in which the control of the business is shared through contractual agreement and decisions about the relevant activities require the unanimous consent of the parties. Investments are initially recognized at cost and subsequently adjusted using the equity method, where gains and losses are recorded under Equity in earnings of affiliated companies.